Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Shareholders' equity
Dividends declared	$ 43.3	$ 39.4
Dividend declared per share	$ 0.23	$ 0.22
Cash dividends paid	$ 35.6	$ 30.1
Share dividends paid - DRIP	$ 7.7	$ 9.3